Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Component of Operating Income [Abstract]
Management fees	$ 2,397	$ 3,386	$ 5,807	$ 6,500
Interest and other income	14,559	9,060	32,542	15,478
Total other income	$ 16,956	$ 12,446	$ 38,349	$ 21,978